Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments And Other Assets
Schedule of Other Assets

Prepayment and other current assets consist of the following:

	As of December 31,
	2022	2023
Value-added tax receivable	102,453	102,528
Deposits	11,465	9,402
Loans and advance to employees	11,583	8,892
Prepayment for the third parties	16,898	6,225
Cooperation service fee – current portion	1,674	1,240
Lease deposits-current portion	876	2,048
Others	13,862	7,598
Total	158,811	137,933
Other non-current assets:
Long-term cooperation service fee	1,476	-
Long-term lease deposits	1,426	666
Total	2,902	666